OPERATING LEASES (Tables) - New Dragonfly	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Schedule of table representing the breakout of the operating leases

The following table presents the breakout of the operating leases as of:

	September 30,		December 31,
	2022		2021
Operating lease right-of-use assets	$4,878		$5,709
Short-term operating lease liabilities	1,157		1,082
Long-term operating lease liabilities	3,821		4,694
Total operating lease liabilities	$4,978		$5,776
Weighted average remaining lease term	3.8	years	4.6	years
Weighted average discount rate	5.2%		5.2%

The following table presents the breakout of the operating leases as of:

	December 31,		December 31,
	2021		2020
Operating lease right-of-use assets	$5,709		$993
Short-term operating lease liabilities	1,082		225
Long-term operating lease liabilities	4,694		758
Total operating lease liabilities	$5,776		$983
Weighted average remaining lease term	4.6	years	3.9	years
Weighted average discount rate	5.2%		6.0%

Schedule of the future minimum lease payments under the operating leases

At September 30, 2022, the future minimum lease payments under these operating leases are as follows:

2022	$342
2023	1,399
2024	1,435
2025	1,440
2026	893
Total lease payments	5,509
Less imputed interest	531
Total operating lease liabilities	$4,978

At December 31, 2021, the future minimum lease payments under these operating leases are as follows:

2022	$1,357
2023	1,399
2024	1,435
2025	1,440
2026	893
Total lease payments	6,524
Less imputed interest	748
Total operating lease liabilities	5,776

Schedule of classification of lease cost

		December 31,	December 31,
Lease cost	Classification	2021	2020
Operating lease cost	Cost of goods sold	$633	$179
Operating lease cost	Research and development	103	—
Operating lease cost	General and administration	42	144
Operating lease cost	Selling and marketing	42	—
Total lease cost		$820	$323

All lease costs included in the schedule above are fixed lease costs.